Shareholders’ Equity (Details) - Schedule of Fair Value of Net Proceeds Received	Dec. 31, 2023
Annual Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants
Expected Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	2
Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	0.92
Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	180.03